American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2024

Value - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	61,510	13,813,916
RTX Corp.	254,014	25,500,465
		39,314,381
Air Freight and Logistics — 1.4%
United Parcel Service, Inc., Class B	217,724	29,795,529
Automobile Components — 1.5%
Aptiv PLC(1)	221,231	15,579,087
BorgWarner, Inc.	498,234	16,063,064
		31,642,151
Automobiles — 0.8%
General Motors Co.	351,991	16,353,502
Banks — 10.9%
Bank of America Corp.	1,218,458	48,458,075
Commerce Bancshares, Inc.	192,064	10,713,330
JPMorgan Chase & Co.	298,442	60,362,879
PNC Financial Services Group, Inc.	105,721	16,437,501
Toronto-Dominion Bank	185,780	10,212,094
Truist Financial Corp.	628,828	24,429,968
U.S. Bancorp	1,235,821	49,062,094
Wells Fargo & Co.	242,180	14,383,070
		234,059,011
Beverages — 1.8%
Heineken Holding NV	93,035	7,332,994
Heineken NV	138,420	13,391,580
Pernod Ricard SA	134,970	18,415,260
		39,139,834
Building Products — 0.5%
Cie de Saint-Gobain SA	137,498	10,693,788
Capital Markets — 5.3%
Bank of New York Mellon Corp.	621,979	37,250,322
BlackRock, Inc.	15,570	12,258,573
Charles Schwab Corp.	250,651	18,470,472
Invesco Ltd.	1,092,325	16,341,182
Northern Trust Corp.	218,753	18,370,877
State Street Corp.	164,850	12,198,900
		114,890,326
Chemicals — 0.5%
Akzo Nobel NV	169,575	10,335,474
Communications Equipment — 3.4%
Cisco Systems, Inc.	1,099,848	52,253,778
F5, Inc.(1)	127,112	21,892,500
		74,146,278
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree, Inc.(1)	201,571	21,521,736
Koninklijke Ahold Delhaize NV	946,186	27,843,498
		49,365,234
Containers and Packaging — 0.7%
Packaging Corp. of America	85,537	15,615,635

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	1,659,584	31,714,650
Verizon Communications, Inc.	1,152,217	47,517,429
		79,232,079
Electric Utilities — 3.7%
Duke Energy Corp.	212,698	21,318,721
Edison International	290,971	20,894,627
Evergy, Inc.	263,448	13,954,841
Eversource Energy	207,147	11,747,306
Xcel Energy, Inc.	214,139	11,437,164
		79,352,659
Electrical Equipment — 1.2%
Emerson Electric Co.	152,304	16,777,808
Signify NV(2)	403,855	10,029,958
		26,807,766
Energy Equipment and Services — 1.9%
Baker Hughes Co.	686,758	24,153,279
Schlumberger NV	334,716	15,791,901
		39,945,180
Entertainment — 1.2%
Walt Disney Co.	264,370	26,249,297
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class A(1)	129	78,979,089
Berkshire Hathaway, Inc., Class B(1)	15,031	6,114,611
		85,093,700
Food Products — 3.1%
Conagra Brands, Inc.	1,047,982	29,783,648
JDE Peet's NV	391,458	7,807,738
Kraft Heinz Co.	331,596	10,684,023
Mondelez International, Inc., Class A	296,599	19,409,439
		67,684,848
Gas Utilities — 1.0%
Atmos Energy Corp.	87,318	10,185,645
ONE Gas, Inc.	177,444	11,329,799
		21,515,444
Ground Transportation — 0.7%
Heartland Express, Inc.	1,195,534	14,740,934
Health Care Equipment and Supplies — 5.3%
GE HealthCare Technologies, Inc.(1)	111,980	8,725,481
Medtronic PLC	829,894	65,320,957
Zimmer Biomet Holdings, Inc.	365,598	39,678,351
		113,724,789
Health Care Providers and Services — 3.9%
CVS Health Corp.	487,442	28,788,324
Henry Schein, Inc.(1)	251,700	16,133,970
Labcorp Holdings, Inc.	99,637	20,277,126
Universal Health Services, Inc., Class B	96,488	17,843,526
		83,042,946
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	791,538	15,514,145
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	115,082	10,366,703
Household Durables — 0.6%
Mohawk Industries, Inc.(1)	110,885	12,595,427

Household Products — 1.6%
Colgate-Palmolive Co.	127,107	12,334,463
Kimberly-Clark Corp.	160,884	22,234,169
		34,568,632
Industrial Conglomerates — 0.6%
Siemens AG	72,246	13,446,824
Insurance — 2.2%
Allstate Corp.	134,212	21,428,288
Reinsurance Group of America, Inc.	46,208	9,485,116
Willis Towers Watson PLC	65,586	17,192,714
		48,106,118
Leisure Products — 0.4%
Mattel, Inc.(1)	589,837	9,590,750
Machinery — 1.8%
Dover Corp.	69,640	12,566,538
IMI PLC	667,469	14,831,905
Oshkosh Corp.	100,575	10,882,215
		38,280,658
Media — 0.6%
Interpublic Group of Cos., Inc.	411,540	11,971,699
Metals and Mining — 0.2%
BHP Group Ltd.	153,682	4,392,531
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	273,828	21,484,545
Oil, Gas and Consumable Fuels — 7.6%
Chevron Corp.	235,836	36,889,467
Exxon Mobil Corp.	530,929	61,120,547
Occidental Petroleum Corp.	316,396	19,942,440
Shell PLC	644,665	23,122,819
TotalEnergies SE	330,084	22,100,356
		163,175,629
Paper and Forest Products — 0.5%
Mondi PLC	553,949	10,617,518
Passenger Airlines — 0.9%
Southwest Airlines Co.	645,651	18,472,075
Personal Care Products — 2.4%
Kenvue, Inc.	1,081,176	19,655,780
Unilever PLC	565,990	31,048,076
		50,703,856
Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	579,587	24,070,248
Johnson & Johnson	445,219	65,073,209
Merck & Co., Inc.	105,122	13,014,104
Pfizer, Inc.	1,355,108	37,915,922
Roche Holding AG	79,006	21,889,301
Sanofi SA	194,150	18,724,434
		180,687,218
Residential REITs — 0.5%
Equity Residential	167,780	11,633,865
Retail REITs — 2.0%
Agree Realty Corp.	264,460	16,380,653
Realty Income Corp.	224,720	11,869,710
Regency Centers Corp.	232,130	14,438,486
		42,688,849
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	973,405	30,146,353

QUALCOMM, Inc.	96,024	19,126,060
Teradyne, Inc.	42,206	6,258,728
		55,531,141
Software — 0.6%
Oracle Corp.	84,514	11,933,377
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	245,872	8,610,437
Trading Companies and Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	204,306	16,203,509
TOTAL COMMON STOCKS (Cost $1,602,751,501)		2,093,316,291
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	244,839	244,839
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $3,249,573), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $3,184,761)		3,183,358
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $34,796,360), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $34,129,067)		34,114,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.625%, 2/28/26 - 5/31/29, valued at $13,009,796), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $12,754,620)		12,749,000
		50,046,358
TOTAL SHORT-TERM INVESTMENTS (Cost $50,291,197)		50,291,197
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,653,042,698)		2,143,607,488
OTHER ASSETS AND LIABILITIES — 0.3%		6,471,693
TOTAL NET ASSETS — 100.0%		$2,150,079,181

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	416,521	USD	278,534	Bank of America N.A.	9/27/24	$(58)
USD	3,608,544	AUD	5,409,649	Bank of America N.A.	9/27/24	(8,208)
USD	7,561,143	CAD	10,301,037	Bank of America N.A.	9/27/24	15,916
USD	8,539,243	CHF	7,548,281	Morgan Stanley	9/27/24	50,080
USD	8,545,111	CHF	7,548,281	UBS AG	9/27/24	55,948
EUR	7,455,784	USD	8,033,533	Bank of America N.A.	9/27/24	(15,471)
USD	40,457,150	EUR	37,495,910	Bank of America N.A.	9/27/24	133,487
USD	40,438,739	EUR	37,495,910	Citibank N.A.	9/27/24	115,077
USD	40,481,260	EUR	37,495,910	Morgan Stanley	9/27/24	157,597
USD	40,456,962	EUR	37,495,910	UBS AG	9/27/24	133,300
USD	36,408,780	GBP	28,671,943	Goldman Sachs & Co.	9/27/24	141,509
						$779,177

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $367,020. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $392,489, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Banks	$223,846,917	$10,212,094	—
Beverages	—	39,139,834	—
Building Products	—	10,693,788	—
Chemicals	—	10,335,474	—
Consumer Staples Distribution & Retail	21,521,736	27,843,498	—
Electrical Equipment	16,777,808	10,029,958	—
Food Products	59,877,110	7,807,738	—
Hotels, Restaurants and Leisure	—	10,366,703	—
Industrial Conglomerates	—	13,446,824	—
Machinery	23,448,753	14,831,905	—
Metals and Mining	—	4,392,531	—
Oil, Gas and Consumable Fuels	117,952,454	45,223,175	—
Paper and Forest Products	—	10,617,518	—
Personal Care Products	19,655,780	31,048,076	—
Pharmaceuticals	140,073,483	40,613,735	—
Other Industries	1,183,559,399	—	—
Short-Term Investments	244,839	50,046,358	—
	$1,806,958,279	$336,649,209	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$802,914	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$23,737	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.